Share Capital - Movements in the Company's share capital (Details) £ in Thousands									12 Months Ended
	Sep. 13, 2017 GBP (£) shares	May 26, 2017 GBP (£) shares	May 18, 2017 GBP (£) shares	May 02, 2017 GBP (£) shares	Dec. 28, 2016 GBP (£) shares	Oct. 24, 2016 shares	Sep. 12, 2016 shares	Jul. 29, 2016 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Number of shares
Beginning balance (in shares) | shares									51,361,063	20,198,469
Issuance of shares (in shares) | shares		330,824	5,539,080	47,653,100				31,115,926	1,555,796,345
Exercise of options (in shares) | shares	133,333				40,000	3,334	3,334		133,333	46,666
Ending balance (in shares) | shares									105,017,400	51,361,063
Share Capital amounts in
Beginning balance | £									£ 2,568	£ 1,010
Issuance of shares | £		£ 17	£ 277	£ 2,383				£ 1,556	70,325	35,707
Exercise of options | £	£ 6				£ 2
Ending balance | £									£ 5,251	£ 2,568